CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Long-term Obligations Under Capital Leases

(in thousands of $)	2017	2016
Total obligations under capital lease	128,081	117,751
Less: current portion of obligations under capital lease	(1,276)	(787)
Non-current portion of obligations under capital lease	126,805	116,964

Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2017, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2018	7,893
2019	8,201
2020	8,514
2021	8,846
2022	9,181
2023 and thereafter	167,783
Total minimum lease payments	210,418
Less: Imputed interest	(82,337)
Present value of minimum lease payments	128,081